As filed with the Securities and Exchange Commission on January 8, 2026

Securities Act Registration No. 333-129930
Investment Company Act Reg. No. 811-21836

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 80	☒

(Check appropriate box or boxes.)

CYBER HORNET TRUST
(Exact Name of Registrant as Specified in Charter)

200 2nd Ave. South #737
St. Petersburg, FL 33701
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (727) 502-0808

Michael G. Willis
200 2nd Ave. South #737
St. Petersburg, FL 33701
 (Name and Address of Agent for Service)

Copy to:

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On January 29, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to designate a new effective date for the Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the CYBER HORNET Trust (formerly, ONEFUND Trust) filed with the Commission on September 26, 2025 (Accession Number 0001999371-25-014077) (the “Registration Statement”) for the sole purpose of creating the new series, CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF, CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF, and CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF. The Registration Statement was previously delayed pursuant to Post-Effective Amendment No. 74 filed on December 9, 2025. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in City of St. Petersburg, and State of Florida, on this 8th day of January, 2026.

CYBER HORNET TRUST

By:	/s/ Michael Willis
Michael Willis, Trustee, President, and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of January, 2026.

	Name	Title

	/s/ Michael Willis	Trustee, President, Principal Executive Officer, Treasurer, and Principal Financial Officer
Michael Willis

	/s/ Lance J. Baller*	Trustee
Lance J. Baller

	/s/ Vijoy P. Chattergy*	Trustee
Vijoy P. Chattergy

*By:	/s/ Michael Willis
Attorney-in-fact